GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the

Goldman Sachs Strategic Growth Fund, Goldman Sachs Enhanced Core Equity Fund, Goldman Sachs Large Cap Core

Fund and Goldman Sachs U.S. Equity ESG Fund

(the “Funds”)

Supplement dated October 17, 2024 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”), as supplemented,

each dated December 29, 2023, as supplemented to date

Effective March 15, 2025, Stephen E. Becker will no longer serve as a portfolio manager for the Funds. In addition, effective immediately, Sung Cho, Managing Director, and Charles “Brook” Dane, Managing Director, will begin serving as portfolio managers for Goldman Sachs Strategic Growth Fund, and Kevin Martens, Managing Director, and Jenny Chang, Managing Director, will begin serving as portfolio managers for Goldman Sachs Enhanced Core Equity Fund and Goldman Sachs Large Cap Core Fund.

Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity U.S. Equity, will continue to serve as a portfolio manager for the Funds. Kevin Martens, Managing Director, will continue to serve as a portfolio manager for the Goldman Sachs U.S. Equity ESG Fund.

Accordingly, as of the close of business on March 15, 2025, the Funds’ disclosures are modified as follows:

All references to Mr. Becker in the Prospectuses, Summary Prospectuses and SAI are deleted in their entirety.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Strategic Growth Fund —Summary—Portfolio Management” section of the Prospectus, as well as under the “Portfolio Management” section of the Fund’s Summary Prospectuses:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2000; Sung Cho, CFA, Managing Director, has managed the Fund since 2024; and Charles “Brook” Dane, CFA, Managing Director, has managed the Fund since 2024.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Enhanced Core Equity Fund —Summary—Portfolio Management” section of the Prospectus, as well as under the “Portfolio Management” section of the Fund’s Summary Prospectuses:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2008; Kevin Martens, Managing Director, has managed the Fund since 2024; and Jenny Chang, Managing Director, has managed the Fund since 2024.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Large Cap Core Fund —Summary—Portfolio Management” section of the Prospectus, as well as under the “Portfolio Management” section of the Fund’s Summary Prospectuses:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2000; Kevin Martens, Managing Director, has managed the Fund since 2024; and Jenny Chang, Managing Director, has managed the Fund since 2024.

The following row replaces in its entirety the row for Kevin Martens in the table in the “Service Providers—Fund Managers” section of the Prospectus:

Kevin Martens Managing Director	Portfolio Manager— U.S. Equity ESG Enhanced Core Equity Large Cap Core	Since 2020 2024 2024	Mr. Martens joined the Investment Adviser in 2015. He is a portfolio manager on the U.S. Equity ESG Strategy and Fundamental Equity U.S. Equity Team.

The following rows are added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Sung Cho, CFA Managing Director	Portfolio Manager— Strategic Growth	Since 2024	Mr. Cho joined the Investment Adviser in 2004. He is a portfolio manager on the Fundamental Equity U.S. Equity Team.
Charles “Brook” Dane, CFA Managing Director	Portfolio Manager— Strategic Growth	Since 2024	Mr. Dane joined the Investment Adviser in 2010. He is a portfolio manager on the Fundamental Equity U.S. Equity Team.
Jenny Chang Managing Director	Portfolio Manager— Enhanced Core Equity Large Cap Core	Since 2024 2024	Ms. Chang joined the Investment Adviser in 2016. She is a portfolio manager on the Fundamental Equity U.S. Equity Team.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

EQG1STK 10-24